AFBA 5STAR FUNDS
                                  (THE "TRUST")


                          AFBA 5STAR MID CAP VALUE FUND
                            AFBA 5STAR SMALL CAP FUND
     AFBA 5STAR LARGE CAP GROWTH FUND (FORMERLY, AFBA 5STAR USA GLOBAL FUND)
                            AFBA 5STAR BALANCED FUND
    AFBA 5STAR TOTAL RETURN BOND FUND (FORMERLY, AFBA 5STAR HIGH YIELD FUND)
                      AFBA 5STAR SCIENCE & TECHNOLOGY FUND
                           (COLLECTIVELY, THE "FUNDS")


                                 Advisory Series
  Advisor Class (formerly, Class A) Shares, Class B Shares, and Class C Shares


                              Institutional Series
                                 Class I Shares


        Supplement dated January 16, 2009 to the Statement of Additional
                        Information dated July 31, 2008


       THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN
            CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.


                    CHANGE OF OFFICER(S) WHO ARE NOT TRUSTEES


Effective as of January 1, 2009, the chart for the Officer(s) who are not Trustees under the "Management of AFBA 5Star Funds" section on page 13 of the Statement of Additional Information is replaced with the following chart:



============================================================================================================================
OFFICER(S) WHO ARE NOT TRUSTEES
============================================================================================================================

                              POSITION(S)
                             HELD WITH THE    TERM OF OFFICE AND LENGTH                PRINCIPAL OCCUPATION(S)
NAME, BIRTH DATE                 TRUST              OF TIME SERVED                     DURING PAST FIVE YEARS
----------------                 -----              --------------                     ----------------------
ANDREW J. WELLE               Senior Vice    Senior Vice President since       President of AFBA 5Star Securities Company;
(10/28/66)                     President     February 2005 and Secretary       Senior Vice President and Chief Operating
                             and Secretary   since July 2003. Shall            Officer of AFBA 5Star Investment Management
                                             serve as Senior Vice              Company.
                                             President and Secretary at
                                             the pleasure of the Board
                                             or until his resignation or
                                             termination or until his
                                             successor is elected and
                                             qualified.

JOHN F. BOYLE, CPA, MBA          Chief       Chief Financial Officer and       Assistant Professor of Business, Richard
(6/27/53)                      Financial     Treasurer since December          Stockton College of New Jersey 2007 to
                              Officer and    2008. Shall serve as Chief        present; Compliance Specialist and Fund
                               Treasurer     Financial Officer and             Financial Expert, Vigilant Compliance Services
                                             Treasurer until his               2006 to present; Certified Public Accountant,
                                             resignation or termination        Owner and President, Boyle & Associates PC
                                             or until his successor is         (accounting firm), 1987 to present.
                                             elected and qualified.

SALVATORE FAIA, ESQ., CPA        Chief       Chief Compliance Officer          President, Vigilant Compliance Services 2004
(12/25/62)                     Compliance    since August 2004. Shall          to present; Senior Legal Counsel, PNC Global
                                Officer      serve as Chief Compliance         Investment Servicing 2002 to 2004; Chief Legal
                                             Officer until his                 Counsel, Corviant Corporation (Investment
                                             resignation or termination        Adviser, Broker-Dealer and Service Provider to
                                             or until his successor is         Investment Advisers and Separate Account
                                             elected and qualified.            Providers) 2001 to 2002; Partner, Pepper
                                                                               Hamilton LLP (law firm) 1997 to 2001.




         INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.